                                UAM FUNDS TRUST

                       BHM&S TOTAL RETURN BOND PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                      INSTITUTIONAL SERVICE CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

   TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JULY 17, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     Regular Mail: PO Box 419081           Express Mail: 210 West 10/th/ Street

                   Kansas City, MO 64141-6081            Kansas City, MO 64105


2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

          United Missouri Bank
          ABA # 101000695
          UAM Funds
          DDA Acct.# 9870964163
          Ref: portfolio name
          Your account number
          Your account name
          Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates

               Portfolio                               Rate
               ---------                               ----
               BHM&S Total Return Bond Portfolio       0.04%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

                                UAM FUNDS TRUST

                         CAMBIAR OPPORTUNITY PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

  TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 8, 1998,
                           AS AMENDED JUNE 30, 1998

The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL: PO Box 419081           EXPRESS MAIL: 210 West 10/th/ Street

                   Kansas City, MO 64141-6081            Kansas City, MO 64105


2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

          United Missouri Bank
          ABA # 101000695
          UAM Funds
          DDA Acct.# 9870964163
          Ref: portfolio name
          Your account number
          Your account name
          Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates:

               Portfolio                               Rate
               ---------                               ----
               Cambiar Opportunity Portfolio           0.04%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

                                UAM FUNDS TRUST

             CHICAGO ASSET MANAGEMENT INTERMEDIATE BOND PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

   TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JULY 17, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL: PO Box 419081           EXPRESS MAIL: 210 West 10/th/ Street

                   Kansas City, MO 64141-6081            Kansas City, MO 64105


2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

          United Missouri Bank
          ABA # 101000695
          UAM Funds
          DDA Acct.# 9870964163
          Ref: portfolio name
          Your account number
          Your account name
          Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates

               Portfolio                               Rate
               ---------                               ----
               Chicago Asset Management Intermediate   0.04%
               Bond Portfolio

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

                                UAM FUNDS TRUST

              CHICAGO ASSET MANAGEMENT VALUE/CONTRARIAN PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

   TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JULY 17, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL: PO Box 419081           EXPRESS MAIL: 210 West 10/th/ Street

                   Kansas City, MO 64141-6081            Kansas City, MO 64105


2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

          United Missouri Bank
          ABA # 101000695
          UAM Funds
          DDA Acct.# 9870964163
          Ref: portfolio name
          Your account number
          Your account name
          Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates

               Portfolio                               Rate
               ---------                               ----
               Chicago Asset Management                0.06%
               Value/Contrarian Portfolio

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

                                UAM FUNDS TRUST

                             FPA CRESENT PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                      INSTITUTIONAL SERVICE CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

   TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JULY 17, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL: PO Box 419081           EXPRESS MAIL: 210 West 10/th/ Street

                   Kansas City, MO 64141-6081            Kansas City, MO 64105


2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

          United Missouri Bank
          ABA # 101000695
          UAM Funds
          DDA Acct.# 9870964163
          Ref: portfolio name
          Your account number
          Your account name
          Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates:

               Portfolio                               Rate
               ---------                               ----
               FPA Crescent Portfolio                  0.06%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

                                UAM FUNDS TRUST

                            HANSON EQUITY PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

   TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JULY 17, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL: PO Box 419081          EXPRESS MAIL: 210 West 10/th/ Street

                   Kansas City, MO 64141-6081           Kansas City, MO 64105

2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

          United Missouri Bank
          ABA # 101000695
          UAM Funds
          DDA Acct.# 9870964163
          Ref: portfolio name
          Your account number
          Your account name
          Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates

               Portfolio                               Rate
               ---------                               ----
               Hanson Equity Portfolio                 0.04%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

                                UAM FUNDS TRUST

                         HEITMAN REAL ESTATE PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                             ADVISOR CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

   TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 2, 1998 AS
                             AMENDED JUNE 30, 1998

The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL: PO Box 419081           EXPRESS MAIL: 210 West 10/th/ Street

                   Kansas City, MO 64141-6081            Kansas City, MO 64105


2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

          United Missouri Bank
          ABA # 101000695
          UAM Funds
          DDA Acct.# 9870964163
          Ref: portfolio name
          Your account number
          Your account name
          Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates:

               Portfolio                               Rate
               ---------                               ----
               Heitman Real Estate Portfolio           0.06%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

                                UAM FUNDS TRUST

                    JACOBS INTERNATIONAL OCTAGON PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

   TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JULY 17, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL: PO Box 419081           EXPRESS MAIL: 210 West 10/th/ Street

                   Kansas City, MO 64141-6081            Kansas City, MO 64105


2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

          United Missouri Bank
          ABA # 101000695
          UAM Funds
          DDA Acct.# 9870964163
          Ref: portfolio name
          Your account number
          Your account name
          Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates

               Portfolio                               Rate
               ---------                               ----
               Jacobs International Octagon Portfolio  0.04%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

                                UAM FUNDS TRUST

                      MJI INTERNATIONAL EQUITY PORTFOLIO

                          INSTITUTIONAL CLASS SHARES

                      INSTITUTIONAL SERVICE CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

   TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JULY 17, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL: PO Box 419081           EXPRESS MAIL: 210 West 10/th/ Street

                   Kansas City, MO 64141-6081            Kansas City, MO 64105


2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

          United Missouri Bank
          ABA # 101000695
          UAM Funds
          DDA Acct.# 9870964163
          Ref: portfolio name
          Your account number
          Your account name
          Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates:

               Portfolio                               Rate
               ---------                               ----
               MJI International Equity Portfolio      0.06%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

                                UAM FUNDS TRUST

                           TJ CORE EQUITY PORTFOLIO

                      INSTITUTIONAL SERVICE CLASS SHARES

                       SUPPLEMENT DATED OCTOBER 24, 1998

   TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JULY 17, 1998


The prospectus of the portfolio is hereby revised as follows:

1.   UAM Funds Service Center has changed its address as follows:

     REGULAR MAIL: PO Box 419081           EXPRESS MAIL: 210 West 10/th/ Street

             Kansas City, MO 64141-6081            Kansas City, MO 64105


2. The telephone phone number for the UAM Funds and UAM Funds Service Center is now (Toll free) 1-877-UAM-LINK (826-5465)

3.   The UAM Funds wiring instructions have changed. The new instructions are:

          United Missouri Bank
          ABA # 101000695
          UAM Funds
          DDA Acct.# 9870964163
          Ref: portfolio name
          Your account number
          Your account name
          Wire control number (assigned by UAM Funds Service Center)

4. To enable the portfolios to provide better services to their shareholders, UAM Fund Services, Inc. (UAMFSI) has revised its sub-transfer agency services. UAMFSI has subcontracted its transfer agent and dividend-disbursing agent services to DST Systems, Inc. (DST) under an Agency Agreement between UAMFSI and DST. DST is located at P.O Box 419534, Kansas City, Missouri 64141-6534. UAMFSI has subcontracted sub-shareholder servicing to UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of United Asset Management Corporation, under an agreement between UAMSSC and UAMFSI. The principal place of business of UAMSSC is 825 Duportail Road, Wayne, Pennsylvania 19087. Chase Global Funds Services Company is still retained to perform sub-administration and other services. UAMFSI will continue to provide the services it has been providing to the portfolios and to oversee each of its sub-contractors.

     Each portfolio pays a four-part fee to UAMFSI as follows:

     A. A portfolio specific fee, which is unchanged, to UAMFSI calculated from the aggregate net assets of each portfolio at the following rates:

               Portfolio                               Rate
               ---------                               ----
               TJ Core Equity Portfolio                0.04%

     B. An annual base fee that UAMFSI pays to Chase Global Funds Services Company for its sub-administration and other services calculated at the annual rate of $52,500 for the first operational class; $7,500 for each additional operational class; and 0.04% of their pro rata share of the combined assets of the UAM Funds.

     C. An annual base fee that UAMFSI pays to DST Systems, Inc. for its services as transfer agent and dividend-disbursing agent equal to $10,500 for the first operational class and $10,500 for each additional class.

     D. An annual base fee that UAMFSI pays to UAMSSC for its services as sub-shareholder-servicing agent equal to $7,500 for the first operational class and $2,500 for each additional class.

     Each portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.